Shareholders’ Equity (Details) - USD ($)										12 Months Ended
		May 22, 2026	May 12, 2026	Apr. 27, 2026	Nov. 28, 2025	Nov. 04, 2025	Aug. 06, 2025	Aug. 04, 2025	Sep. 18, 2024	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024		Mar. 31, 2025	Jun. 30, 2021
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]											25,000,000
Ordinary shares, shares issued	[1]											831,366
Issuance of ordinary shares				15,166,668
Shares granted price per share (in Dollars per share)										$ 0.04
Common stock, shares outstanding	[1]											831,366
Percentage of net after-tax income										10.00%
Registered capital percentage										50.00%
Statutory reserves (in Dollars)										$ 325,813		$ 374,343
Aggregate amounts of restricted net assets (in Dollars)										$ 4,420,562		548,657
Stockholders' equity note, stock split		1-for-25
Shares issued, price per share										$ 0.04
Share-based payment arrangement, expense								$ 3,856,636		$ 7,820,400
Stock issued during period, value, new issues								$ 20,109,600		$ 81,361		$ 5,650,000		$ 13,537,245
Class of warrant or right, outstanding										15,166,668		9,100,007
Class of warrant or right, date from which warrants or rights exercisable												Apr. 27, 2027
Class of warrant or right, exercise price of warrants or rights				$ 0.3						$ 0.3
Authorized share capital						$ 1,000,000
Authorized share capital one						$ 250,000,000
Authorized share of ordinary share						6,250,000,000
Authorized share of par value						$ 0.04
Additional authorized share of ordinary share						6,225,000,000
Additional authorized share of par value						$ 0.04
Authorized share capital modified						$ 250,000,000
Authorized share of ordinary share modified						6,250,000,000
Authorized share of par value modified						$ 0.04
Authorized share capital after modified						$ 250,000,000
Re designated shares						1,211,366
Number of shares offered					57,000
Offering price per share					$ 100
Business closing percentage					20.00%
Cashless exercise of warrants																2,087,823
Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]									6,050,000,000
Ordinary shares, shares issued	[1]									3,331,681
Common stock, shares outstanding	[1]									3,331,681
Class of warrant or right, exercise price of warrants or rights				$ 0.3
Exercise of warrants				30.00%
Share repurchase program, remaining authorized, number of shares						306,383
Authorized share of ordinary share after modified						6,050,000,000
Authorized share of par value after modified						$ 0.04
Ordinary share vote						one
Cashless exercise of warrants																700,116
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]									200,000,000
Ordinary shares, shares issued	[1]									306,383
Common stock, shares outstanding	[1]									306,383
Share repurchase program, remaining authorized, number of shares						306,383
Authorized share of ordinary share after modified						200,000,000
Authorized share of par value after modified						$ 0.04
Ordinary share vote						20
Two Thousand Twenty Four Reverse Share Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized										625,000,000
Ordinary shares, shares par value (in Dollars per share)										$ 0.0016
Authorized share capital										$ 1,000,000
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 4
Proceeds from Issuance of Warrants					$ 5,700,000
Subsidiary One [Member]
Shareholders’ Equity [Line Items]
Reversed of statutory reserves (in Dollars)												$ 169,512
Subsidiary Two [Member]
Shareholders’ Equity [Line Items]
Reversed of statutory reserves (in Dollars)												$ 89,836
Advisor [Member]
Shareholders’ Equity [Line Items]
Shares granted									6,750
Shares granted price per share (in Dollars per share)									$ 0.04
Shares issued, price per share									$ 0.04
Five Consultant [Member]
Shareholders’ Equity [Line Items]
Issuance of shares							273,600
Two Employees [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares							106,400
IPO [Member]
Shareholders’ Equity [Line Items]
Statutory reserves (in Dollars)										$ 48,530
Proceeds from Issuance of Warrants				$ 4,500,000
Warrants [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Shares granted price per share (in Dollars per share)				$ 0.3
Shares issued, price per share				$ 0.3
Share-based compensation arrangement by share-based payment award, options, exercises in period				4,550,002								2,730,002
ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares par value (in Dollars per share)						$ 0.04
Issuance of shares						25,000,000		380,000			[2]	57,000	[2]	7,500	[2]
Shares granted price per share (in Dollars per share)								$ 73.5
Stockholders' equity note, stock split			1-for-25
Shares issued, price per share								$ 73.5
Stock issued during period, value, new issues												$ 2,280		$ 300
Share-based compensation arrangement by share-based payment award, options, exercises in period													[2]
Ordinary shares issued																	67,500
ordinary shares [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares par value (in Dollars per share)				$ 0.04		$ 0.04
Issuance of shares	[2]									606,669
Shares granted price per share (in Dollars per share)				0.3
Shares issued, price per share				$ 0.3
Stock issued during period, value, new issues										$ 24,266
Share-based compensation arrangement by share-based payment award, options, exercises in period										1,820,000			[2]
ordinary shares [Member] | Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares par value (in Dollars per share)						$ 0.04
Issuance of shares	[2]
Stock issued during period, value, new issues
Share-based compensation arrangement by share-based payment award, options, exercises in period													[2]
ordinary shares [Member] | 2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized												380,000
Ordinary shares, shares par value (in Dollars per share)												$ 0.04

[1]	Giving retroactive effect on the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.
[2]	Giving retroactive effect on the 1-for-16 reverse share split of November 27, 2024 and the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.